(18) PRIVATE PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2017
Private Pension Plan Tables
Schedule of net defined benefit liability
	December 31, 2017
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Fair value of plan's assets	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)
Present value of net obligations (fair value of assets)	690,000	141,724	16,424	(21,399)	77,623	904,369
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability recognized in the statement of financial position	690,000	141,724	16,424	-	77,623	925,768

	December 31, 2016
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Fair value of plan's assets	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Net actuarial liability recognized in the statement of financial position	800,445	139,958	18,953	4,972	74,830	1,039,158

	December 31, 2015
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	3,793,259	961,329	90,609	278,985	-	5,124,182
Fair value of plan's assets	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Present value of net obligations (fair value of assets)	437,670	10,308	10,277	(8,217)	-	450,038
Effect of asset ceiling	-	-	-	8,217	-	8,217
Net actuarial liability recognized in the statement of financial position	437,670	10,308	10,277	-	-	458,255

Schedule for changes in the present value of the actuarial obligations and the fair value of the plan's assets
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations at December 31, 2014	3,820,563	986,972	88,621	279,283	-	5,175,439
Gross current service cost	1,183	3,733	160	(131)	-	4,945
Interest on actuarial obligations	425,465	110,425	9,944	31,490	-	577,324
Participants' contributions transferred during the year	12	1,842	-	611	-	2,465
Actuarial loss: effect of changes in demographic assumptions	(226)	(614)	(12)	(6)	-	(858)
Actuarial loss: effect of changes in financial assumptions	(98,399)	(70,590)	(400)	(11,884)	-	(181,273)
Benefits paid during the year	(355,339)	(70,439)	(7,704)	(20,378)	-	(453,860)
Present value of actuarial obligations at December 31, 2015	3,793,259	961,329	90,609	278,985	-	5,124,182
Business combination	-	-	-	-	474,710	474,710
Gross current service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Participants' contributions transferred during the year	59	2,020	-	319	165	2,563
Actuarial loss: effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss: effect of changes in financial assumptions	619,803	193,652	14,909	57,793	3,613	889,770
Benefits paid during the year	(357,813)	(78,805)	(8,292)	(23,090)	(7,241)	(475,241)
Present value of actuarial obligations at December 31, 2016	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Gross current service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Participants' contributions transferred during the year	37	2,044	-	302	990	3,373
Actuarial loss: effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss: effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Benefits paid during the year	(379,536)	(84,634)	(8,831)	(25,203)	(34,501)	(532,705)
Present value of actuarial obligations at December 31, 2017	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Fair value of actuarial assets at December 31, 2014	(3,315,422)	(913,589)	(85,360)	(273,019)	-	(4,587,390)
Expected return during the year	(375,527)	(105,413)	(9,691)	(31,686)	-	(522,317)
Participants' contributions transferred during the year	(12)	(1,842)	-	(611)	-	(2,465)
Sponsors' contributions	(81,111)	(22,936)	(1,687)	(7,593)	-	(113,327)
Actuarial loss (gain): return on assets	61,144	22,320	8,702	5,329	-	97,495
Benefits paid during the year	355,339	70,439	7,704	20,378	-	453,860
Fair value of actuarial assets at December 31, 2015	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Business combination	-	-	-	-	(415,621)	(415,621)
Expected return during the year	(404,183)	(115,607)	(9,582)	(35,632)	(7,470)	(572,474)
Participants' contributions transferred during the year	(59)	(2,020)	-	(319)	(165)	(2,563)
Sponsors' contributions	(48,263)	(13,405)	(843)	(9,441)	(1,437)	(73,389)
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Benefits paid during the year	357,813	78,805	8,292	23,090	7,241	475,241
Fair value of actuarial assets at December 31, 2016	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Expected return during the year	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Participants' contributions transferred during the year	(37)	(2,044)	-	(302)	(990)	(3,373)
Sponsors' contributions	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Benefits paid during the year	379,536	84,634	8,831	25,203	34,501	532,705
Fair value of actuarial assets at December 31, 2017	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)

Schedule for changes in net liability

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Net actuarial liability at December 31, 2014	505,140	73,383	3,261	6,264	-	588,048
Expenses (income) recognized in the statement of profit or loss	51,121	8,745	413	(95)	-	60,184
Sponsors' contributions transferred during the year	(81,111)	(22,936)	(1,687)	(7,593)	-	(113,327)
Actuarial loss (gain): effect of changes in demographic assumptions	(226)	(614)	(12)	(6)	-	(858)
Actuarial loss (gain): effect of changes in financial assumptions	(98,399)	(70,590)	(400)	(11,884)	-	(181,273)
Actuarial loss (gain): return on assets	61,144	22,320	8,702	5,329	-	97,495
Effect of asset ceiling	-	-	-	7,984	-	7,984
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Other contributions	16,149	526	63	127	-	16,865
Total liability	453,819	10,834	10,340	127	-	475,120

Current	648	27	-	127	-	802
Noncurrent	453,171	10,806	10,340	-	-	474,318

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Business combination	-	-	-	-	59,089	59,089
Expenses (income) recognized in the statement of profit or loss	64,514	8,791	1,677	158	1,364	76,505
Sponsors' contributions transferred during the year	(48,263)	(13,405)	(843)	(9,442)	(1,438)	(73,388)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss (gain): effect of changes in financial assumptions	619,805	193,653	14,911	57,795	3,613	889,773
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Effect of asset ceiling	-	-	-	(8,738)	-	(8,738)
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Other contributions	12,914	133	8	228	-	13,284
Total liability	813,359	140,091	18,962	5,200	74,830	1,052,442

Current	26,082	6,437	460	228	-	33,209
Noncurrent	787,276	133,653	18,502	4,972	74,830	1,019,233

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total liabilities
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Expenses (income) recognized in the statement of profit or loss	84,501	17,244	2,067	253	9,822	113,887
Sponsors' contributions transferred during the year	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Other contributions	14,436	637	158	160	-	15,391
Total liability	704,436	142,361	16,582	160	77,623	941,160

Current	45,606	14,015	986	160	33	60,801
Noncurrent	658,829	128,346	15,595	-	77,589	880,360

Schedule for expected contributions to the plans for 2017
2018
CPFL Paulista	86,703
CPFL Piratininga	28,792
CPFL Geração	1,826
RGE	7,495
RGE Sul	6,370
Total	131,186

Schedule for expected benefits to be paid by the plan administrators in the next 10 years
	2018	2019	2020	2021	2022 to 2027	Total
CPFL Paulista	374,545	387,635	399,573	410,879	2,663,707	4,236,339
CPFL Piratininga	84,231	88,618	92,230	96,650	667,185	1,028,914
CPFL Geração	9,010	9,252	9,572	9,829	63,274	100,937
RGE	26,223	27,396	28,545	29,487	200,079	311,730
RGE Sul	34,547	36,367	38,047	39,680	274,712	423,353
Total	528,556	549,268	567,967	586,525	3,868,957	6,101,273

Schedule for external actuary's estimate of the expenses (income) to be recognized and the expense (income) recognized

	2018 Estimated
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Expected return on plan assets	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Effect of asset ceiling	-	-	-	2,035	-	2,035
Total expense (income)	62,330	16,372	1,553	(188)	9,842	89,909

	2017 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Expected return on plan assets	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Total expense (income)	84,501	17,244	2,067	253	9,822	113,887

	2016 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul*	Total
Service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Expected return on plan assets	(404,184)	(115,608)	(9,582)	(35,632)	(7,470)	(572,476)
Effect of asset ceiling	-	-	-	520	-	520
Total expense (income)	64,514	8,791	1,677	158	1,364	76,505

(*) The expenses and income presented for RGE Sul are related to November and December 2016
	2015 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	1,183	3,733	160	(131)	-	4,945
Interest on actuarial obligations	425,465	110,425	9,944	31,490	-	577,324
Expected return on plan assets	(375,527)	(105,413)	(9,691)	(31,686)	-	(522,317)
Effect of asset ceiling	-	-	-	232	-	232
Total expense (income)	51,121	8,745	413	(95)	-	60,184

Schedule for main assumptions taken into consideration in the actuarial calculation at the end of the reporting period
	CPFL Paulista, CPFL Geração and CPFL Piratininga			RGE			RGE Sul
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016

Nominal discount rate for actuarial liabilities:	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.
Nominal Return Rate on Assets:	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.
Estimated Rate of nominal salary increase:	6,08% p.a. **	7% p.a.	6,79% p.a.	6,13% p.a.	8,15% p.a.	6,79% p.a.	6,1% p.a.	7,29% p.a.
Estimated Rate of nominal benefits increase:	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.
Estimated long-term inflation rate (basis for determining the nominal rates above)	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.
General biometric mortality table:	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)	BR-EMS sb v.2015	BR-EMS sb v.2015	AT-2000 (-10)	BR-EMS sb v.2015	AT-2000
Biometric table for the onset of disability:	Low Light	Low Light	Low Light	Medium Light	Medium Light	Low Light	Medium Light	Medium Light
Expected turnover rate:	ExpR_2012	ExpR_2012*	ExpR_2012*	Null	Null	ExpR_2012*	Null	Null
Likelihood of reaching retirement age:	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible
(*) FUNCESP experience, with aggravation of 40%
(**) Estimated rate of nominal salary increase for CPFL Piratininga was 6.39%

Schedule for assets managed by the plans
	Assets managed by Fundação CESP				Assets managed by Fundação CEEE
	CPFL Paulista and CPFL Geração		CPFL Piratininga		RGE		RGE Sul
	2017	2016	2017	2016	2017	2016	2017	2016
Fixed rate	77%	79%	80%	83%	79%	76%	78%	74%
Federal governament bonds	53%	60%	49%	56%	64%	61%	65%	60%
Corporate bonds (financial institutions)	4%	6%	7%	10%	9%	8%	8%	8%
Corporate bonds (non financial institutions)	1%	1%	1%	1%	3%	4%	3%	4%
Multimarket funds	2%	1%	2%	1%	2%	3%	1%	3%
Other fixed income investments	17%	12%	22%	15%	-	-	-	-
Variable income	15%	14%	14%	12%	18%	15%	18%	16%
CPFL Energia's shares	-	8%	-	6%	-	-	-	-
Investiment funds - shares	15%	6%	14%	7%	18%	15%	18%	16%
Structured investments	3%	1%	3%	1%	1%	8%	1%	8%
Equity funds	-	-	-	-	1%	7%	1%	7%
Real estate funds	-	-	-	-	1%	1%	1%	1%
Multimarket fund	3%	1%	3%	1%	-	-	-	-
Total quoted in an active market	94%	94%	97%	97%	98%	98%	97%	98%

Real estate	3%	3%	2%	2%	1%	1%	1%	1%
Transactions with participants	1%	1%	2%	2%	2%	1%	2%	2%
Other investments	1%	1%	-	-	-	-	-	-
Escrow deposits and others	1%	1%	-	-	-	-	-	-
Total not quoted in an active market	6%	6%	3%	3%	2%	2%	3%	2%

Schedule for fair value of the shares
	Target for 2018
	Fundação CESP (*)		Fundação CEEE (*)
	CPFL Paulista and CPFL Geração	CPFL Piratininga	RGE	RGE Sul
Fixed income investments	72.80%	75.41%	80.50%	80.00%
Variable income investments	18.67%	17.11%	16.00%	16.00%
Real estate	3.18%	1.46%	0.50%	0.50%
Transactions with participants	1.32%	1.61%	1.50%	2.00%
Structured investments	2.56%	2.70%	1.50%	1.50%
Investments abroad	1.47%	1.71%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

Schedule for effects on the defined benefit obligation
	Increase (Decrease)	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total

Nominal discount (p.a.)*	-0,25 p.p.	107,820	34,637	2,652	9,433	14,800	169,342
	+0,25 p.p.	(103,527)	(33,051)	(2,542)	(9,027)	(14,103)	(162,250)

General biometric mortality table**	+1 year	(101,296)	(21,786)	(2,334)	(6,452)	(9,244)	(141,112)
	-1 year	99,533	21,195	2,296	6,273	8,990	138,287

* The assumption considered in the actuarial report for the nominal discount rate was 9.51% p.a. for all companies. The projected rates are increased or decreased by 0.25 p.p. to 9.26% p.a. and 9.76% p.a..

** The assumption considered in the actuarial report for the mortality table was AT-2000 (-10) for CPFL Paulista, CPFL Piratininga and CPFL Geração; and BREMS sb v.2015 for RGE and RGE Sul. The projections were performed with 1 year of aggravation or softening on the respective mortality tables.